COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 29, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Operating Leases, Rent Expense, Contingent Rentals	$ 44,215	$ 44,215
Operating Leases, Rent Expense, Net		$ 33,759	$ 28,050	$ 56,583